Retirement Benefits (Funded Status and Components of Postretirement Benefit Costs) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Accumulated postretirement benefit obligation beginning of year	$ 1,667	$ 1,670	$ 1,559
Service cost	6	5	4
Interest cost	80	88	93
Actuarial loss	47	12	111
Benefits paid	(104)	(108)	(97)
Accumulated postretirement benefit obligation end of year	1,697	1,667	1,670
Plan assets at fair value
Unrecognized transition obligation
Unrecognized prior service cost
Unrecognized loss
Accrued liability (included in accrued expenses and other liabilities)	$ 1,697	$ 1,667	$ 1,670